Securities and Exchange Commission
Washington, D.C.
Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N-23(c)-1 during the last calendar month.

Report for the calendar month ending December 31, 1997

MFS Charter Income Trust
Date        Identification   Shares      Repurchase   NAV         Broker
            of Security      Repurchased Price
12/08/97    Shares of        110,000     $9.7500      $10.71      Merrill Lynch
            Beneficial
            Interest
12/09/97    Shares of        20,000      $9.7500      $10.71      Merrill Lynch
            Beneficial
            Interest
12/09/97    Shares of        9,300       $9.7500      $10.71      Merrill Lynch
            Beneficial
            Interest
12/10/97    Shares of        14,000      $9.8125      $10.71      Merrill Lynch
            Beneficial
            Interest
12/11/97    Shares of        22,000      $9.7500      $10.65      Merrill Lynch
            Beneficial
            Interest
12/12/97    Shares of        22,000      $9.7500      $10.67      Merrill Lynch
            Beneficial
            Interest
12/12/97    Shares of        8,000       $9.7500      $10.67      Merrill Lynch
            Beneficial
            Interest
12/15/97    Shares of        70,000      $9.8125      $10.68      Merrill Lynch
            Beneficial
            Interest
12/16/97    Shares of        27,000      $9.8125      $10.69      Merrill Lynch
            Beneficial
            Interest
12/17/97    Shares of        9,300       $9.8125      $10.67      Merrill Lynch
            Beneficial
            Interest
12/18/97    Shares of        12,800      $9.8125      $10.68      Merrill Lynch
            Beneficial
            Interest
12/22/97    Shares of        30,000      $9.8750      $10.70      Merrill Lynch
            Beneficial
            Interest
12/26/97    Shares of        22,000      $9.8750      $10.72      Merrill Lynch
            Beneficial
            Interest
12/30/97    Shares of        23,000      $9.7500      $10.72      Merrill Lynch
            Beneficial
            Interest
12/31/97    Shares of        24,000      $9.8125      $10.73      Merrill Lynch
            Beneficial
            Interest

Total Shares Repurchased:  423,400
Remarks: None.

MFS Charter Income Trust
by:  W. Thomas London
         W. Thomas London
         Treasurer